Royalties, mining and income tax, and deferred tax - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Mining and income tax
Tax, carbon tax and royalties receivable	R (438)	R (863)	[1]	R (973)
Tax, carbon tax and royalties payable	616	342		743
Non-current portion of tax, carbon tax and royalties payable	14	13	[1]	64
Current portion of tax, carbon tax and royalties payable	602	329	[1]	679
Net tax, carbon tax and royalties receivable	178	(521)		(230)
Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year	(521)	(230)		(619)
Royalties, carbon tax and current tax	3,563	1,963		4,230
Royalties, carbon tax and tax paid	(2,864)	(2,236)		(4,131)
Royalties and carbon tax paid	(1,320)	(784)		(922)
Royalties and carbon tax refunded	431	0		0
Tax paid	2,464	1,452		3,209
Tax refunded	489	0		0
Tax payable on acquisition of subsidiaries	38	0		285
Other	(61)	0		10
Foreign currency translation	23	(18)		(5)
Balance at end of the year	178	(521)		(230)
Royalty tax	1,145	543		1,050
Carbon tax	0	2		2
Tax charge	R 2,418	R 1,418		R 3,178

[1]	Amount for 31 December 2024 was revised (see note 16.2)